Other non-current assets - Additional Information (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Aug. 31, 2022 EUR (€)
Disclosure Of Other Non Current Assets [Line Items]
Pre-tax impact on other comprehensive income		€ 47
Non-current finance lease receivables		116	€ 132
Non-current finance lease receivables, gross		181	195
BioAtrium
Disclosure Of Other Non Current Assets [Line Items]
Non-current Loans And Receivable		149
EUROAPI | Associates and joint ventures
Disclosure Of Other Non Current Assets [Line Items]
Subordinate Hybrid Bond, Related Party Transactions		€ 189		€ 200
Fair value of SPMSD contingent consideration
Disclosure Of Other Non Current Assets [Line Items]
Increase In Contingent Consideration		700.00%
Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Debt instruments at fair value through other comprehensive income		€ 357
Senior bond
Disclosure Of Other Non Current Assets [Line Items]
Financial assets held for investments				329
Held-to-maturity investment			346
Financial instruments held to fund deferred compensation plan
Disclosure Of Other Non Current Assets [Line Items]
Financial investments		688	572	512
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income		1,559	1,088	936
Trading equity securities | Level 1
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income		467	470	387
Unquoted equity investments
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI		1,092	618	549
Unquoted equity investments | Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Exchange for financial assets held to meet obligations to employees under post-employment benefit plans		110
Commitments related to unquoted debt securities
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI		360	65
Financial assets at fair value through profit or loss		168	159
Commitments related to unquoted debt securities | Orano Med
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI		300
Quoted equity securities
Disclosure Of Other Non Current Assets [Line Items]
Unrealized after-tax losses		342	349	256
SPMSD contingent consideration asset
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration		113	214	303
Non-current assets | Fair value of SPMSD contingent consideration
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration			104	196
Unquoted debt securities not meeting the definition of equity instruments
Disclosure Of Other Non Current Assets [Line Items]
Financial assets at fair value through profit or loss		165	€ 132	115
Discovery Design and Clinical Development | Orano Med
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI		€ 1,900
Proportion of ownership interests held by non-controlling interests		16.00%
Non Current Asset
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration		€ 104
Increase of ten percent basis point in market interest rate | Debt instruments
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax		1
Increase of ten percent basis point in market interest rate | Quoted debt instruments
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax		€ 1
Regeneron
Disclosure Of Other Non Current Assets [Line Items]
Proceeds from sales of investments accounted for using equity method | $	$ 174
Innovent Biologics
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income, transaction amount				€ 228	€ 250